OMB APPROVAL
OMB Number:	3235-0582
Expires:	March 31, 2018
Estimated average burden
hours per response:	7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/16 – 6/30/17

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05597
Reporting Period: 07/01/2016 - 06/30/2017
Invesco Municipal Income Opportunities Trust

=Invesco Municipal Income Opportunities Trust===================================

Children's Trust, Puerto Rico

Ticker:                      Security ID: 16876QBJ7
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date: NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The Institution None      Against      Management
       Holding My Bonds to Transmit and Confi
      rm My Bond Holding Information for Reco
      rding In The Registry. By Marking Again
      st My Bonds Shall Be Missing From The R
      egistry.

--------------------------------------------------------------------------------

PUERTO RICO SALES TAX FING  CORP SALES TAX REV

Ticker:                      Security ID: 74529JAK1
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date: NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The Institution None      Against      Management
       Holding My Bonds to Transmit and Confi
      rm My Bond Holding Information for Reco
      rding In The Registry. By Marking Again
      st My Bonds Shall Be Missing From The R
      egistry.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO MUNICIPAL INCOME OPPORTUNITIES TRUST

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date August 10, 2017

*	Please print the name and title of the signing officer below the signature